Other reserves (Tables)	12 Months Ended
Dec. 31, 2024
Other reserves.
Schedule of other reserves

				Foreign
	Restruct-	Share-based	Loss on	exchange
	uring	payment	transactions	translation
	reserve	reserve	between owners	reserve	Total
	$’000	$’000	$’000	$’000	$’000

At January 1, 2022	4,019	176,698	(840,359)	(183,269)	(842,911)
Other comprehensive income	—	—	—	59,521	59,521
Recognition of share-based payment expense	—	13,423	—	—	13,423
Exercise of share options	—	(88,469)	—	—	(88,469)
Other reclassifications related to share-based payment	—	(2,835)	—	—	(2,835)
At December 31, 2022	4,019	98,817	(840,359)	(123,748)	(861,271)

Other comprehensive income	—	—	—	950,855	950,855
Recognition of share-based payment expense	—	13,168	—	—	13,168
Exercise of share options	—	(92,896)	—	—	(92,896)
Other reclassifications related to share-based payment	—	(1,426)	—	—	(1,426)
At December 31, 2023	4,019	17,663	(840,359)	827,107	8,430

Other comprehensive income, net of recycling	—	—	—	1,039,829	1,039,829
Recognition of share-based payment expense	—	27,769	—	—	27,769
Exercise of share options	—	(8,327)	—	—	(8,327)
At December 31, 2024	4,019	37,105	(840,359)	1,866,936	1,067,701